FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE
	As of December 31,
	2023	2024
	RMB	RMB	USD
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd. (Chengdu Fish Bubble)	105,629	-	-

	As at December 31,
	2022	2023
	RMB	RMB	USD
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd.	69,129	105,629	14,877